Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 44,638	$ 98,094	$ 87,737
Other comprehensive income / (loss):
Foreign currency translation (loss) / gain	178	(211)	(166)
Total comprehensive income	$ 44,816	$ 97,883	$ 87,571